Foreign Currency Transactions - Summary of Exchange Rate in Effect (Detail) - Exchange_Rate	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Foreign currency transactions [Line Items]
Mexican pesos per one U.S. dollar	19.7354	20.6640	17.2065